Consolidated Balance Sheets	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash	$ 2,988,254	$ 4,038,181	$ 2,983,600
Restricted cash	950,234	1,284,100
Accounts receivable, net	2,660,662	3,595,489	2,838,186
Contract assets	7,191,727	9,718,550	3,652,783
Income tax recoverable	172,329	232,877	230,835
Prepayments and other current assets	679,195	917,831	91,485
Total current assets	17,682,241	23,894,920	9,826,889
Non-current assets
Property, plant and equipment	2,597,808	3,510,551	3,597,144
Deferred offering cost			1,253,443
Deffered Expenditure	94,295	127,425
Deferred tax assets, net	225,316	304,482	304,482
Right of use assets, net- related party			711,389
Total non-current assets	2,917,419	3,942,458	5,866,458
Total assets	20,599,660	27,837,378	15,693,347
Current liabilities
Accounts payable	2,251,348	3,042,362	1,265,818
Contract liabilities	2,987,842	4,037,624	805,163
Current portion of bank borrowings	88,065	119,007	696,956
Dividend payable	4,304,783	5,817,274	5,817,274
Financing lease liabilities- current			11,121
Operating lease liabilities- current- related party			711,389
Accrued expenses and other current liabilities	1,292,172	1,746,177	1,249,912
Tax payable	79,361	107,245	203,517
Total current liabilities	11,017,462	14,888,461	11,283,997
Non-current liabilities
Bank borrowings, non-current	7,287	9,847	129,203
Total non-current liabilities	7,287	9,847	129,203
Total liabilities	11,024,749	14,898,308	11,413,200
Commitments and contingencies
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; US$0.001 par value, 11,250,000* shares issued and outstanding as of December 31, 2022 and 2023, respectively	13,496	18,238	15,203
Additional paid in capital	9,906,309	13,376,828	2,684,797
Retained earnings	(344,894)	(455,996)	1,580,147
Total shareholders' equity	9,574,911	12,939,070	4,280,147
Total liabilities and shareholders' equity	20,599,660	27,837,378	15,693,347
Related Party [Member]
Current assets
Other receivables	22,348	30,200	30,000
Non-current assets
Right of use assets, net- related party			711,389
Current liabilities
Due to related parties	13,891	18,772	522,847
Operating lease liabilities- current- related party			711,389
Nonrelated Party [Member]
Current assets
Other receivables	$ 3,017,492	$ 4,077,692